INVESTMENTS - Investment in equity instruments designated as at fair value through other comprehensive income narrative (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of associates [line items]
Investments in equity instruments designated as at FVTOCI		$ 1,449	$ 403	$ 1,449
Orchard Therapeutics Plc.
Disclosure of associates [line items]
Proportion of ownership interest in associates			1.00%	1.00%	0.00%
Upfront payment amount for acquisition	$ 17,500
Upfront payment, cash payment, intangible assets acquisition	10,000
Upfront payment, equity interests delivered, intangible assets acquisition	7,500
Contingent consideration	189,500
Fair value of shares acquired	$ 4,600
Upfront cash payment expensed as research and development expense		10,000
Premium on equity expensed as research and development expense		2,900
Investments in equity instruments designated as at FVTOCI		$ 1,449	$ 403	$ 1,449	$ 0	$ 0
Ordinary shares traded at stock exchange (in percentage)			0.990